Debt and Convertible Preferred Stock Warrants - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended		3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Apr. 30, 2021	Apr. 01, 2021	Jul. 31, 2020	Dec. 31, 2016	Apr. 30, 2021	Jul. 31, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Debt And Convertible Preferred Stock Warrants [Line Items]
Line of credit								$ 5,900		$ 5,900	$ 5,900
Long term debt date upto which the facility is available								Jun. 30, 2022			Mar. 31, 2022
Gain loss on extinguishment of debt								$ 0	$ (1,027)		$ (1,027)	$ 0	$ 0
Silicon Valley Bank [Member] | Growth Capital Advance [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Other Long-term Debt										0	0	2,586
Silicon Valley Bank [Member] | Revolving Credit Facility [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Line of credit								5,947		$ 5,947	5,947	5,947
SVB And Hercules Capital Inc [Member] | Common Stock And Additional Common Stock Warrants [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Class of warrants or rights exercise price per share		$ 3.77
Class of warrants or rights month of expiry		2033-04
SVB And Hercules Capital Inc [Member] | Common Stock Warrants [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Class of warrants or rights number of shares covered by the warrants or rights		250,881
Fair value of warrants per share		$ 5.17
Stock shares issued during the period on exercise of warrants										250,881
Adjustment to additional paid in capital shares issued upon exercise of warrants value										$ 1,300
SVB And Hercules Capital Inc [Member] | Additional Common Stock Warrants [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Class of warrants or rights number of shares covered by the warrants or rights		62,721
Loan And Security Agreement [Member] | Silicon Valley Bank [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Long term debt date of maturity				2022-12
Loan And Security Agreement [Member] | Silicon Valley Bank [Member] | Growth Capital Advance [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Debt instrument face value				$ 3,900
Loan And Security Agreement [Member] | Silicon Valley Bank [Member] | Growth Capital Advance [Member] | Prime Rate [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Debt instrument face value				3,900
Loan And Security Agreement [Member] | Silicon Valley Bank [Member] | Revolving Credit Facility [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Line of credit maximum borrowing capacity				$ 25,000
Loan revolver borrower capacity as percentage of inventory balance				60.00%
Loan And Security Agreement [Member] | Silicon Valley Bank [Member] | Revolving Credit Facility [Member] | Letter of Credit [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Line of credit maximum borrowing capacity				$ 6,000
Amendment To The Loan And Security Agreement [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Gain loss on extinguishment of debt							$ 1,000				$ 1,000
Amendment To The Loan And Security Agreement [Member] | Silicon Valley Bank [Member] | Revolving Credit Facility [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Loan revolver borrower capacity as percentage of inventory balance	65.00%				65.00%					65.00%	65.00%
Line of credit commitment fees percentage on unused amount					0.20%					0.20%
Letter of credit outstanding								3,100		$ 3,100	$ 3,100
Credit card outstanding								$ 1,500		$ 3,500	$ 3,500
Long term debt variable interest rate percentage								3.25%		3.25%	3.25%
Line of Credit Facility, Expiration Date								Mar. 31, 2023			Mar. 31, 2023
Debt instrument terms of interest payment								Interest on the Loan Revolver is payable monthly in arrears.			Interest on the Loan Revolver is payable monthly in arrears
Debt instrument effective interest rate percentage								5.00%		3.85%	3.85%
Minimum liquidity to be maintained								$ 45,000		$ 45,000	$ 45,000
Amendment To The Loan And Security Agreement [Member] | Silicon Valley Bank [Member] | Revolving Credit Facility [Member] | Letter of Credit [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Line of credit maximum borrowing capacity	$ 10,000				$ 10,000					10,000	10,000
Mezanine And Loan And Security Agreement [Member] | SVB And Hercules Capital Inc [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Debt instrument face value	$ 60,000				$ 60,000					$ 60,000	$ 60,000
Long term debt variable interest rate percentage	8.75%				8.75%					8.75%	8.75%
Other Long-term Debt								$ 60,000		$ 60,000	$ 60,000
Debt instrument variable interest rate spread					5.50%						5.50%
Debt instrument maturity start date								Nov. 01, 2022			Nov. 01, 2022
Debt instrument frequency of periodic payment					30						30
Long Term Debt Commitement By Lender										6.75%	6.75%
Mezanine And Loan And Security Agreement [Member] | SVB And Hercules Capital Inc [Member] | Maximum [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Debt instrument effective interest rate percentage								17.31%		14.44%	14.44%
Mezanine And Loan And Security Agreement [Member] | SVB And Hercules Capital Inc [Member] | Minimum [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Debt instrument effective interest rate percentage								14.26%		11.39%	11.39%
Mezanine And Loan And Security Agreement [Member] | SVB And Hercules Capital Inc [Member] | SVB [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Long Term Debt Commitement By Lender										51.00%	51.00%
Mezanine And Loan And Security Agreement [Member] | SVB And Hercules Capital Inc [Member] | Hercules Capital Inc [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Long Term Debt Commitement By Lender										49.00%	49.00%
Mezanine And Loan And Security Agreement [Member] | SVB And Hercules Capital Inc [Member] | Tranche One [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Other Long-term Debt	$ 25,000				$ 25,000
Mezanine And Loan And Security Agreement [Member] | SVB And Hercules Capital Inc [Member] | Tranche Two [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Other Long-term Debt														$ 25,000
Mezanine And Loan And Security Agreement [Member] | SVB And Hercules Capital Inc [Member] | Tranche Three [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Line of credit										$ 10,000	$ 10,000
Other Long-term Debt										$ 10,000	$ 10,000
Triple Point Loan Facility [Member] | Triple Point Venture Growth BDC Corp And Its Affiliates [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Long term debt variable interest rate percentage	5.50%		5.50%		5.50%	5.50%
Debt instrument variable interest rate spread	2.25%		1.25%
Triple Point Loan Facility [Member] | Triple Point Venture Growth BDC Corp And Its Affiliates [Member] | Tranche One [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Proceeds from other long term debt												20,000
Repayment of other long term debt					$ 20,000
Triple Point Loan Facility [Member] | Triple Point Venture Growth BDC Corp And Its Affiliates [Member] | Tranche Two [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Proceeds from other long term debt												$ 20,000
Repayment of other long term debt						$ 20,000
Atel Loan Facility [Member] | Triple Point Venture Growth BDC Corp And Its Affiliates [Member] | Tranche Three [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Long term debt term										36 months	36 months
Atel Loan Facility [Member] | Triple Point Venture Growth BDC Corp And Its Affiliates [Member] | Tranche Four [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Long term debt term										36 months	36 months
Atel Loan Facility [Member] | Atel [Member] | Tranche Three [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Debt instrument effective interest rate percentage								19.23%		19.23%	19.23%
Other Long-term Debt								$ 1,000		$ 1,500	$ 1,500
Long term debt month of maturity								2023-04			2023-04
Atel Loan Facility [Member] | Atel [Member] | Tranche Four [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Debt instrument effective interest rate percentage								19.23%		19.23%	19.23%
Other Long-term Debt								$ 200		$ 300	$ 300
Long term debt month of maturity								2023-05			2023-05